Segment Information (Details 4) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥) customer
Concentration Risk [Line Items]
Sales Revenue Net	¥ 1,028,385	¥ 875,109	¥ 709,270
Revenue | Customer Concentration Risk | Largest Customer
Concentration Risk [Line Items]
Number of major customers | customer			1
Sales Revenue Net			¥ 74,897